SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 9 - SUBSEQUENT EVENTS Subsequent events have been evaluated through the date and time of this report:	NOTE 9 - SUBSEQUENT EVENTS Subsequent events have been evaluated through the date and time of this report: